Related Party Transactions - Schedule of Major Related Party and Relationship (Details)	12 Months Ended
Dec. 31, 2017
Quan Venture Fund I, L.P.
Related Party Transaction [Line Items]
Relationship with the Group	Significantly influenced by Samantha Du, founder, chairman and CEO of the Company
Qiagen (Suzhou) Translational Medicine Co., Ltd.
Related Party Transaction [Line Items]
Relationship with the Group	Significant influence held by Samantha Du’s immediate family